Other revenues (Tables)	12 Months Ended
Dec. 31, 2014
Revenues [Abstract]
Other revenues	Other revenues consist of the following:

	Years ended December 31,
(In millions of U.S. dollars)	2014	2013	2012
Other	—	0.2	0.1
Total	—	0.2	0.1